UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Inbody
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Amy Inbody     Austin, Texas     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $145,328 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN DENTAL PARTNERS       COM              025353103    15889  1217520 SH       SOLE                  1217520
ARBITRON INC                   COM              03875Q108     5377   201680 SH       SOLE                   201680
ARCH CAP GROUP LTD             ORD              G0450A105     4969    65171 SH       SOLE                    65171
CAMBIUM LEARNING GRP INC       COM              13201A107     4094  1023494 SH       SOLE                  1023494
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    14989  1412719 SH       SOLE                  1412719
COLUMBUS MCKINNON CORP N Y     COM              199333105        3      220 SH       SOLE                      220
CREDIT ACCEP CORP MICH         COM              225310101     2109    51128 SH       SOLE                    51128
EMPLOYERS HOLDINGS INC         COM              292218104     4120   277457 SH       SOLE                   277457
KINGSWAY FINL SVCS INC         COM              496904103     3520  2233600 SH       SOLE                  2233600
LIBERTY GLOBAL INC             COM SER A        530555101    11416   391500 SH       SOLE                   391500
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4959    90700 SH       SOLE                    90700
LIVE NATION ENTERTAINMENT IN   COM              538034109     7443   513300 SH       SOLE                   513300
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     3472   135000 SH       SOLE                   135000
META FINL GROUP INC            COM              59100U108     5571   220653 SH       SOLE                   220653
MI DEVS INC                    CL A SUB VTG     55304X104     5550   425633 SH       SOLE                   425633
NICHOLAS FINANCIAL INC         COM NEW          65373J209     7521   993465 SH       SOLE                   993465
ORBITZ WORLDWIDE INC           COM              68557K109     4607   648016 SH       SOLE                   648016
PENN NATL GAMING INC           COM              707569109     4478   161020 SH       SOLE                   161020
PROSPECT MEDICAL HOLDINGS IN   COM              743494106     3584   530935 SH       SOLE                   530935
REPUBLIC AWYS HLDGS INC        COM              760276105     3376   568333 SH       SOLE                   568333
RRI ENERGY INC                 COM              74971X107     1563   423600 SH       SOLE                   423600
SCIENTIFIC GAMES CORP          CL A             80874P109     2089   148032 SH       SOLE                   148032
UNITED AMER INDEMNITY LTD      CL A             90933T109     4632   484055 SH       SOLE                   484055
VALEANT PHARMACEUTICALS INTL   COM              91911X104     7513   175081 SH       SOLE                   175081
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     3138  2120473 SH       SOLE                  2120473
ZIPREALTY INC                  COM              98974V107     9346  1907286 SH       SOLE                  1907286